Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
OPERATING EXPENSES:
Loss from operations	$ (123,748)	$ (144,590)	$ (343,326)	$ (613,861)			$ (1,202,399)		$ (670,916)
OTHER (EXPENSE) INCOME:
Changes in fair value of derivative warrant liabilities	1,385	56,342	460	61,383			169,836		67,155
Interest income		52,704		56,652			64,949		4,634
Total other income (expense), net	1,385	109,046	460	118,035			234,785		71,789
Net loss	$ (122,363)	$ (35,544)	$ (342,866)	$ (495,826)			$ (967,614)		$ (599,127)
NET LOSS PER COMMON SHARE:
Basic net loss per ordinary share (in Dollars per share)	$ (0.06)	$ (0.01)	$ (0.18)	$ (0.09)			$ (0.21)		$ (0.1)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Weighted average shares outstanding, basic (in Shares)	1,915,531	5,477,208	1,932,251	5,755,372			4,636,222		6,111,000
Operating costs	$ 123,748	$ 144,590	$ 343,326	$ 613,861			$ 1,202,399		$ 670,916
Nukkleus Inc.
REVENUES
Total revenues	5,212,056	5,152,192			$ 16,222,388	$ 15,370,224		$ 21,513,474		$ 19,286,964
COSTS OF REVENUES
Total costs of revenues	5,370,074	5,290,633			16,287,317	16,162,557		22,174,870		19,369,286
GROSS PROFIT (LOSS)
Total gross loss	(158,018)	(138,441)			(64,929)	(792,333)		(661,396)		(82,322)
OPERATING EXPENSES:
Advertising and marketing	1,670	147,177			51,087	345,826		420,186		17,874
Professional fees	571,761	1,046,927			1,815,200	3,311,166		4,329,988		534,836
Compensation and related benefits	233,569	90,614			591,361	345,858		508,471		153,358
Amortization of intangible assets	66,291	66,291			198,871	197,935		264,224
Other general and administrative	181,492	165,041			434,212	458,718		647,314		144,014
Impairment of equity method investment								4,310,745
Total operating expenses	1,054,783	1,516,050			3,090,731	4,659,503		10,480,928		850,082
Loss from operations	(1,212,801)	(1,654,491)			(3,155,660)	(5,451,836)		(11,142,324)		(932,404)
OTHER (EXPENSE) INCOME:
Loss from equity method investment		(330,680)				(401,299)		(689,255)
Interest expense on redeemable preferred stock										(2,625)
Amortization of debt discount										(1,545)
Other expense								(15,005)		(1,033)
Other income (expense)	3,057	(1,116)			6,345	(4,605)		927		761
Interest income					1,587		$ 159
Total other income (expense), net	3,057	(331,796)			6,345	(405,904)		(703,333)		(4,442)
LOSS BEFORE INCOME TAXES	(1,209,744)	(1,986,287)			(3,149,315)	(5,857,740)		(11,845,657)		(936,846)
INCOME TAXES
Net loss	(1,209,744)	(1,986,287)			(3,149,315)	(5,857,740)		(11,845,657)		(936,846)
OTHER COMPREHENSIVE INCOME
Unrealized foreign currency translation (loss) gain	(20,859)	27,644			(51,563)	38,631		49,779		8,440
COMPREHENSIVE LOSS	$ (1,230,603)	$ (1,958,643)			$ (3,200,878)	$ (5,819,109)		$ (11,795,878)		$ (928,406)
NET LOSS PER COMMON SHARE:
Basic net loss per ordinary share (in Dollars per share)	$ 0	$ (0.01)			$ (0.01)	$ (0.02)		$ (0.03)		$ 0
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Weighted average shares outstanding, basic (in Shares)	367,175,886	367,175,886			367,175,886	352,412,872		356,133,960		257,771,553
Nukkleus Inc. | General support services – related party
REVENUES
Total revenues	$ 4,800,000	$ 4,800,000			$ 14,400,000	$ 14,400,000		$ 19,200,000		$ 19,200,000
COSTS OF REVENUES
Total costs of revenues	4,675,000	4,725,000			14,125,000	14,175,000		18,900,000		18,900,000
GROSS PROFIT (LOSS)
Total gross loss	125,000	75,000			275,000	225,000		300,000		300,000
Nukkleus Inc. | Financial services
REVENUES
Total revenues	412,056	352,192			1,822,388	970,224		2,313,474		86,964
COSTS OF REVENUES
Total costs of revenues	695,074	565,633			2,162,317	1,987,557		3,274,870		469,286
GROSS PROFIT (LOSS)
Total gross loss	$ (283,018)	$ (213,441)			$ (339,929)	$ (1,017,333)		$ (961,396)		$ (382,322)